Note 24 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount	37,302	18,378	68,795
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount	20,000	5,000